Fair Value Measurements (Tables) - Mcap Acquisition Corp [Member]		9 Months Ended
	Mar. 02, 2021	Sep. 30, 2021
Schedule of company's assets and liabilities that are measured at fair value
In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

	Level	March 2, 2021
Assets:
Cash and marketable securities held in Trust Account	1	$316,250,000
Liabilities:
Public Warrants	3	$14,442,083
Private Placement Warrants	3	$8,376,666
The Warrants were accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

	Level	September 30, 2021
Assets:
Cash and marketable securities held in Trust Account	1	$316,270,386
Liabilities:
Public Warrants	1	$11,385,000
Private Placement Warrants	3	$12,206,000

Schedule of significant inputs to the Monte Carlo Simulation for the fair value
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

March 2, 2021
Risk-free interest rate	0.071%
Expected term (years)	7
Expected Volatility	13%
Exercise Price	$11.5
Stock price	$9.55
On March 2, 2021, the Private Placement Warrants and Public Warrants were determined to be $1.40 and $1.37 per warrant for aggregate values of $8,376,666 and $14,442,083, respectively.

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

Input	March 2, 2021
Risk-free interest rate	0.71%
Expected term (years)	7
Expected Volatility	13%
Exercise Price	$11.50
Stock price	$9.55
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at September 30, 2021:

Input	September 30, 2021
Risk-free interest rate	0.98%
Expected term (years)	5.1
Expected Volatility	12%
Exercise Price	$11.50
Stock price	$9.87

Schedule of change in the fair value of the warrant liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value	$—	$—	$—
Initial Measurement on March 2, 2021	8,376,666	14,442,083	22,818,749
Change in valuation inputs or other assumptions (1)(2)	3,829,334	(3,057,083)	772,251

Fair value as of September 30, 2021	$12,206,000	$11,385,000	$23,591,000

(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the Statement of Operations.
(2)
Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) to measure the fair values of the Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $22,819,000 during the period from March 31, 2021 through September 30,2021. Because of the inherent uncertainty of valuation, estimated values using Level 3 inputs may be materially higher or lower than the values that would have been used had a ready market for investments existed. Accordingly, the degree of judgement exercised by the Company in determining fair value is greatest for investments categorized in Level 3.